Reconciliation of Plan Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule of Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements as of December 31, 2025 and 2024.

	December 31,
	2025	2024
	(in thousands)
Net assets available for benefits per the financial statements	$2,413,260	$2,156,481
Less: Deemed distributions (1)	(54)	(39)
Net assets available for benefits per Form 5500	$2,413,206	$2,156,442
The following is a reconciliation of the change in net assets available for benefits per the financial statements for the year ended December 31, 2025.

Year Ended December 31, 2025
(in thousands)
Net increase prior to transfers per the financial statements	256,779
Less: Change in deemed distributions (1)	(15)
Net income per Form 5500	$256,764
(1)Deemed distributions are participant loans that are deemed uncollectible.